Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
15. Property, plant and equipment
The following table provides a breakdown for property, plant and equipment:

(€ thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2023	8,548	153,863	147,959	238,190	7,740	4,999	561,299
Additions	33	10,812	14,342	31,390	562	8,461	65,600
Disposals	—	(4,245)	(8,302)	(26,049)	(104)	(36)	(38,736)
Business combinations		238	6,781	12,094	1,328	158	20,599
Exchange differences	—	121	(2,515)	(10,812)	(23)	(358)	(13,587)
Reclassifications	—	966	4,235	6,752	(3,074)	(7,798)	1,081
Balance at December 31, 2023	8,581	161,755	162,500	251,565	6,429	5,426	596,256
Additions	8,884	8,482	22,812	47,297	376	11,971	99,822
Disposals	—	(3,876)	(16,726)	(12,941)	(86)	(21)	(33,650)
Business combinations	—	—	109	877	—	28	1,014
Exchange differences	5	(15)	4,768	9,587	16	39	14,400
Reclassifications	(77)	528	1,948	(207)	375	(6,541)	(3,974)
Balance at December 31, 2024	17,393	166,874	175,411	296,178	7,110	10,902	673,868

Accumulated depreciation at January 1, 2023	(4,025)	(132,323)	(123,159)	(169,587)	(6,066)	—	(435,160)
Depreciation	(250)	(6,454)	(13,538)	(26,558)	(278)	—	(47,078)
Disposals	—	4,101	7,840	24,677	94	—	36,712
Impairment	—	4	(406)	(513)	—	—	(915)
Exchange differences	(162)	(92)	2,195	7,834	18	—	9,793
Reclassifications	—	63	(1,844)	—	1,781	—	—
Balance at December 31, 2023	(4,437)	(134,701)	(128,912)	(164,147)	(4,451)	—	(436,648)
Depreciation	(239)	(6,756)	(14,666)	(31,440)	(819)	—	(53,920)
Disposals	—	3,845	16,320	12,474	188	—	32,827
Impairment	—	(108)	(1,642)	(1,483)	—	—	(3,233)
Exchange differences	(5)	7	(4,334)	(7,781)	2	—	(12,111)
Reclassifications	98	33	(1,672)	5,638	(74)	—	4,023
Balance at December 31, 2024	(4,583)	(137,680)	(134,906)	(186,739)	(5,154)	—	(469,062)

Carrying amount at:
January 1, 2023	4,523	21,540	24,800	68,603	1,674	4,999	126,139
December 31, 2023	4,144	27,054	33,588	87,418	1,978	5,426	159,608
December 31, 2024	12,810	29,194	40,505	109,439	1,956	10,902	204,806
Impairment testing
The assets amortized or depreciated on a systematic basis are tested for impairment if there are indications of or changes to planning assumptions suggesting that the carrying amount of the assets is not recoverable. For this purpose, after preparing the annual budget plan, the Group conducts a triggering event test for each store. If defined year-on-year profitability indicators are not reached, the non-current assets of the store in question are tested for impairment.
The method used to identify the recoverable amount (value in use) of all the aforementioned CGUs, except for the brands, consisted of discounting the projected cash flows (Discounted Cash Flow) generated by the activities directly attributable to the segment to which the intangible asset or net invested capital has been assigned (CGU). Value in use was the sum of the present value of future cash flows expected from the business plan projections prepared for each CGU and the present value of the related operating activities at the end of the period (terminal value).
The business plans used to prepare the impairment test cover the last three months of 2024 and the three years from 2025 to 2027.
The rate used to discount cash flows was calculated using the weighted average cost of capital (WACC). For the year ended December 31, 2024, the WACC used for discounting purposes ranged between 8.75% and 9.46% (between 8.64% and 12.56% at December 31, 2023). The WACC was calculated for each CGU subject to impairment, considering the parameters specific to the geographical area: market risk premium and sovereign bond yield. The “g” rate of growth used to calculate the terminal value was determined according to the diverging inflation and GDP outlooks in the various countries. The growth rate was 3.00% for the Zegna segment and ranged between 2.75% and 3.00% for the Thom Browne segment.
DOSs impairment test
The impairment test of DOSs assets takes into consideration those right-of-use assets, intangible assets and property, and plant and equipment elements relating to directly operated stores of the Zegna segment, Thom Browne segment and Tom Ford Fashion segment. The result of the impairment test of DOSs on the consolidated financial statements is obtained by comparing the recoverable amount, based on the value in use, of each CGU with the carrying amount of the tangible and intangible assets allocated to the CGU, including leases (according to the IFRS 16).
The following table presents impairment and reversal of impairment by DOSs recognized in 2024, 2023 and 2022:

	For the year ended December 31, 2024
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
Zegna segment DOSs
Impairment	688	3,404	58
Total Zegna segment DOSs	688	3,404	58
Thom Browne segment DOSs
Impairment	752	2,205	—
Total Thom Browne segment DOSs	752	2,205	—
Tom Ford Fashion segment DOSs
Impairment	1,793	2,296	—
Total Tom Ford Fashion segment DOSs	1,793	2,296	—
Total for the Group	3,233	7,905	58

	For the year ended December 31, 2023
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
Zegna segment DOSs
Impairment	595	268	37
Reversal of impairment	(44)	—	(2)
Total Zegna segment DOSs	551	268	35
Thom Browne segment DOSs
Impairment	18	—	—
Total Thom Browne segment DOSs	18	—	—
Tom Ford Fashion segment DOSs
Impairment	346	564	—
Total Tom Ford Fashion segment DOSs	346	564	—
Total for the Group	915	832	35

	For the year ended December 31, 2022
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
Zegna segment DOSs
Impairment	623	3,113	28
Reversal of impairment	(1,379)	(1,564)	(2)
Total Zegna segment DOSs	(756)	1,549	26
Thom Browne segment DOSs
Impairment	—	820	—
Total Thom Browne segment DOSs	—	820	—
Total for the Group	(756)	2,369	26

The calculation of value in use for these CGUs is most sensitive to the following assumptions:
•Discount rates;
•Growth rates used to extrapolate cash flows beyond the forecast period;
•Revenue compounded annual rate of growth (CAGR).
Sensitivity analysis
In order to ensure that the changes to the main assumptions did not significantly affect the results of the impairment tests, sensitivity analyses were conducted.
The following table presents the sensitivity of the 2024 and 2023 impairment tests of DOSs of the Zegna, Thom Browne and Tom Ford Fashion segments to reasonably possible changes in the aforementioned assumptions:

		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. current year	WACC +100 bps	Growth rate -50 bps	Revenues -250 bps
Zegna segment DOSs
2024	(4,150)	8.05% / 14.09%	1.00% / 4.00%	+6.7%	(4,734)	(4,262)	(5,084)
2023	(855)	8.64% / 12.56%	2.00% / 3.00%	+15.7%	(965)	(917)	(1,480)
Thom Browne segment DOSs
2024	(2,957)	10.66% / 13.06%	2.50% / 3.00%	+11.1%	(3,032)	(2,969)	(3,614)
2023	(17)	11.16% / 12.56%	2.50% / 3.00%	+7.5%	(17)	(17)	(17)
Tom Ford Fashion segment DOSs
2024	(4,089)	8.45% / 13.14%	2.00% / 3.00%	+16.9%	(4,323)	(4,140)	(4,620)
2023	(910)	11.27%/12.16%	3.00%	+18.2%	(925)	(912)	(1,029)

The sensitivity analysis of the aforementioned assumptions (WACC, growth rate and revenues CAGR) used to determine the recoverable value, carried out on the CGUs subject to impairment testing, showed that negative changes in the basic assumptions could lead to an additional impairment loss.
Corporate assets impairment test
Corporate assets are tested for impairment if facts or circumstances indicate that their carrying amount may be impaired on the basis of trigger events at the reporting segment level. There were no impairment indicators identified for corporate assets in 2024, 2023 or 2022.